Expense Example	Jun. 26, 2025 USD ($)
Invesco AMT-Free Municipal Income Fund | Invesco AMT-Free Municipal Income Fund | Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 514
Expense Example, with Redemption, 3 Years	703
Expense Example, with Redemption, 5 Years	907
Expense Example, with Redemption, 10 Years	1,497
Invesco AMT-Free Municipal Income Fund | Invesco AMT-Free Municipal Income Fund | Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	270
Expense Example, with Redemption, 3 Years	526
Expense Example, with Redemption, 5 Years	907
Expense Example, with Redemption, 10 Years	1,774
Invesco AMT-Free Municipal Income Fund | Invesco AMT-Free Municipal Income Fund | Class Y
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	68
Expense Example, with Redemption, 3 Years	214
Expense Example, with Redemption, 5 Years	373
Expense Example, with Redemption, 10 Years	835
Invesco AMT-Free Municipal Income Fund | Invesco AMT-Free Municipal Income Fund | Class R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	61
Expense Example, with Redemption, 3 Years	192
Expense Example, with Redemption, 5 Years	335
Expense Example, with Redemption, 10 Years	750
Invesco California Municipal Fund | Invesco California Municipal Fund | Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	533
Expense Example, with Redemption, 3 Years	763
Expense Example, with Redemption, 5 Years	1,011
Expense Example, with Redemption, 10 Years	1,719
Invesco California Municipal Fund | Invesco California Municipal Fund | Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	289
Expense Example, with Redemption, 3 Years	585
Expense Example, with Redemption, 5 Years	1,006
Expense Example, with Redemption, 10 Years	1,984
Invesco California Municipal Fund | Invesco California Municipal Fund | Class Y
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	88
Expense Example, with Redemption, 3 Years	274
Expense Example, with Redemption, 5 Years	477
Expense Example, with Redemption, 10 Years	1,061
Invesco California Municipal Fund | Invesco California Municipal Fund | Class R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	82
Expense Example, with Redemption, 3 Years	255
Expense Example, with Redemption, 5 Years	444
Expense Example, with Redemption, 10 Years	990
Invesco Environmental Focus Municipal Fund | Invesco Environmental Focus Municipal Fund | Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	509
Expense Example, with Redemption, 3 Years	717
Expense Example, with Redemption, 5 Years	941
Expense Example, with Redemption, 10 Years	1,585
Invesco Environmental Focus Municipal Fund | Invesco Environmental Focus Municipal Fund | Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	264
Expense Example, with Redemption, 3 Years	537
Expense Example, with Redemption, 5 Years	936
Expense Example, with Redemption, 10 Years	1,853
Invesco Environmental Focus Municipal Fund | Invesco Environmental Focus Municipal Fund | Class Y
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	62
Expense Example, with Redemption, 3 Years	226
Expense Example, with Redemption, 5 Years	403
Expense Example, with Redemption, 10 Years	917
Invesco Environmental Focus Municipal Fund | Invesco Environmental Focus Municipal Fund | Class R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	62
Expense Example, with Redemption, 3 Years	208
Expense Example, with Redemption, 5 Years	367
Expense Example, with Redemption, 10 Years	829
INVESCO HIGH YIELD MUNICIPAL FUND | INVESCO HIGH YIELD MUNICIPAL FUND | CLASS A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	560
Expense Example, with Redemption, 3 Years	843
Expense Example, with Redemption, 5 Years	1,148
Expense Example, with Redemption, 10 Years	2,012
INVESCO HIGH YIELD MUNICIPAL FUND | INVESCO HIGH YIELD MUNICIPAL FUND | CLASS C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	315
Expense Example, with Redemption, 3 Years	664
Expense Example, with Redemption, 5 Years	1,139
Expense Example, with Redemption, 10 Years	2,263
INVESCO HIGH YIELD MUNICIPAL FUND | INVESCO HIGH YIELD MUNICIPAL FUND | CLASS Y
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	115
Expense Example, with Redemption, 3 Years	359
Expense Example, with Redemption, 5 Years	622
Expense Example, with Redemption, 10 Years	1,375
INVESCO HIGH YIELD MUNICIPAL FUND | INVESCO HIGH YIELD MUNICIPAL FUND | Class R5
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	112
Expense Example, with Redemption, 3 Years	350
Expense Example, with Redemption, 5 Years	606
Expense Example, with Redemption, 10 Years	1,340
INVESCO HIGH YIELD MUNICIPAL FUND | INVESCO HIGH YIELD MUNICIPAL FUND | Class R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	109
Expense Example, with Redemption, 3 Years	340
Expense Example, with Redemption, 5 Years	590
Expense Example, with Redemption, 10 Years	1,306
INVESCO INTERMEDIATE TERM MUNICIPAL INCOME FUND | INVESCO INTERMEDIATE TERM MUNICIPAL INCOME FUND | CLASS A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	332
Expense Example, with Redemption, 3 Years	505
Expense Example, with Redemption, 5 Years	694
Expense Example, with Redemption, 10 Years	1,238
INVESCO INTERMEDIATE TERM MUNICIPAL INCOME FUND | INVESCO INTERMEDIATE TERM MUNICIPAL INCOME FUND | CLASS C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	260
Expense Example, with Redemption, 3 Years	496
Expense Example, with Redemption, 5 Years	855
Expense Example, with Redemption, 10 Years	1,666
INVESCO INTERMEDIATE TERM MUNICIPAL INCOME FUND | INVESCO INTERMEDIATE TERM MUNICIPAL INCOME FUND | CLASS Y
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	58
Expense Example, with Redemption, 3 Years	183
Expense Example, with Redemption, 5 Years	318
Expense Example, with Redemption, 10 Years	714
INVESCO INTERMEDIATE TERM MUNICIPAL INCOME FUND | INVESCO INTERMEDIATE TERM MUNICIPAL INCOME FUND | Class R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	53
Expense Example, with Redemption, 3 Years	167
Expense Example, with Redemption, 5 Years	291
Expense Example, with Redemption, 10 Years	653
Invesco Limited Term California Municipal Fund | Invesco Limited Term California Municipal Fund | Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	331
Expense Example, with Redemption, 3 Years	502
Expense Example, with Redemption, 5 Years	688
Expense Example, with Redemption, 10 Years	1,227
Invesco Limited Term California Municipal Fund | Invesco Limited Term California Municipal Fund | Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	259
Expense Example, with Redemption, 3 Years	493
Expense Example, with Redemption, 5 Years	850
Expense Example, with Redemption, 10 Years	1,655
Invesco Limited Term California Municipal Fund | Invesco Limited Term California Municipal Fund | Class Y
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	57
Expense Example, with Redemption, 3 Years	179
Expense Example, with Redemption, 5 Years	313
Expense Example, with Redemption, 10 Years	701
Invesco Limited Term California Municipal Fund | Invesco Limited Term California Municipal Fund | Class R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	51
Expense Example, with Redemption, 3 Years	160
Expense Example, with Redemption, 5 Years	280
Expense Example, with Redemption, 10 Years	628
Invesco Limited Term Municipal Income | Invesco Limited Term Municipal Income | Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	309
Expense Example, with Redemption, 3 Years	434
Expense Example, with Redemption, 5 Years	571
Expense Example, with Redemption, 10 Years	969
Invesco Limited Term Municipal Income | Invesco Limited Term Municipal Income | Class A2
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	35
Expense Example, with Redemption, 3 Years	109
Expense Example, with Redemption, 5 Years	191
Expense Example, with Redemption, 10 Years	431
Invesco Limited Term Municipal Income | Invesco Limited Term Municipal Income | Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	236
Expense Example, with Redemption, 3 Years	425
Expense Example, with Redemption, 5 Years	734
Expense Example, with Redemption, 10 Years	1,406
Invesco Limited Term Municipal Income | Invesco Limited Term Municipal Income | Class Y
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	35
Expense Example, with Redemption, 3 Years	109
Expense Example, with Redemption, 5 Years	191
Expense Example, with Redemption, 10 Years	431
Invesco Limited Term Municipal Income | Invesco Limited Term Municipal Income | Class R5
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	37
Expense Example, with Redemption, 3 Years	116
Expense Example, with Redemption, 5 Years	202
Expense Example, with Redemption, 10 Years	456
Invesco Limited Term Municipal Income | Invesco Limited Term Municipal Income | Class R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	29
Expense Example, with Redemption, 3 Years	90
Expense Example, with Redemption, 5 Years	157
Expense Example, with Redemption, 10 Years	356
INVESCO MUNICIPAL INCOME FUND | INVESCO MUNICIPAL INCOME FUND | CLASS A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	520
Expense Example, with Redemption, 3 Years	721
Expense Example, with Redemption, 5 Years	939
Expense Example, with Redemption, 10 Years	1,564
INVESCO MUNICIPAL INCOME FUND | INVESCO MUNICIPAL INCOME FUND | CLASS C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	275
Expense Example, with Redemption, 3 Years	542
Expense Example, with Redemption, 5 Years	933
Expense Example, with Redemption, 10 Years	1,831
INVESCO MUNICIPAL INCOME FUND | INVESCO MUNICIPAL INCOME FUND | CLASS Y
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	74
Expense Example, with Redemption, 3 Years	230
Expense Example, with Redemption, 5 Years	401
Expense Example, with Redemption, 10 Years	894
INVESCO MUNICIPAL INCOME FUND | INVESCO MUNICIPAL INCOME FUND | Investor Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	90
Expense Example, with Redemption, 3 Years	281
Expense Example, with Redemption, 5 Years	488
Expense Example, with Redemption, 10 Years	1,084
INVESCO MUNICIPAL INCOME FUND | INVESCO MUNICIPAL INCOME FUND | Class R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	67
Expense Example, with Redemption, 3 Years	211
Expense Example, with Redemption, 5 Years	368
Expense Example, with Redemption, 10 Years	822
Invesco New Jersey Municipal Fund | Invesco New Jersey Municipal Fund | Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	531
Expense Example, with Redemption, 3 Years	757
Expense Example, with Redemption, 5 Years	1,000
Expense Example, with Redemption, 10 Years	1,697
Invesco New Jersey Municipal Fund | Invesco New Jersey Municipal Fund | Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	277
Expense Example, with Redemption, 3 Years	548
Expense Example, with Redemption, 5 Years	944
Expense Example, with Redemption, 10 Years	1,880
Invesco New Jersey Municipal Fund | Invesco New Jersey Municipal Fund | Class Y
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	86
Expense Example, with Redemption, 3 Years	268
Expense Example, with Redemption, 5 Years	466
Expense Example, with Redemption, 10 Years	1,037
Invesco New Jersey Municipal Fund | Invesco New Jersey Municipal Fund | Class R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	79
Expense Example, with Redemption, 3 Years	246
Expense Example, with Redemption, 5 Years	428
Expense Example, with Redemption, 10 Years	954
Invesco Pennsylvania Municipal Fund | Invesco Pennsylvania Municipal Fund | Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	516
Expense Example, with Redemption, 3 Years	709
Expense Example, with Redemption, 5 Years	918
Expense Example, with Redemption, 10 Years	1,519
Invesco Pennsylvania Municipal Fund | Invesco Pennsylvania Municipal Fund | Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	262
Expense Example, with Redemption, 3 Years	502
Expense Example, with Redemption, 5 Years	866
Expense Example, with Redemption, 10 Years	1,713
Invesco Pennsylvania Municipal Fund | Invesco Pennsylvania Municipal Fund | Class Y
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	70
Expense Example, with Redemption, 3 Years	221
Expense Example, with Redemption, 5 Years	384
Expense Example, with Redemption, 10 Years	859
Invesco Pennsylvania Municipal Fund | Invesco Pennsylvania Municipal Fund | Class R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	63
Expense Example, with Redemption, 3 Years	199
Expense Example, with Redemption, 5 Years	346
Expense Example, with Redemption, 10 Years	774
Invesco Rochester AMT-Free New York Municipal Fund | Invesco Rochester AMT-Free New York Municipal Fund | Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	541
Expense Example, with Redemption, 3 Years	787
Expense Example, with Redemption, 5 Years	1,052
Expense Example, with Redemption, 10 Years	1,807
Invesco Rochester AMT-Free New York Municipal Fund | Invesco Rochester AMT-Free New York Municipal Fund | Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	298
Expense Example, with Redemption, 3 Years	612
Expense Example, with Redemption, 5 Years	1,052
Expense Example, with Redemption, 10 Years	2,078
Invesco Rochester AMT-Free New York Municipal Fund | Invesco Rochester AMT-Free New York Municipal Fund | Class Y
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	97
Expense Example, with Redemption, 3 Years	303
Expense Example, with Redemption, 5 Years	525
Expense Example, with Redemption, 10 Years	1,166
Invesco Rochester AMT-Free New York Municipal Fund | Invesco Rochester AMT-Free New York Municipal Fund | Class R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	93
Expense Example, with Redemption, 3 Years	290
Expense Example, with Redemption, 5 Years	504
Expense Example, with Redemption, 10 Years	1,120
Invesco Rochester Limited Term New York Municipal Fund | Invesco Rochester Limited Term New York Municipal Fund | Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	333
Expense Example, with Redemption, 3 Years	508
Expense Example, with Redemption, 5 Years	699
Expense Example, with Redemption, 10 Years	1,250
Invesco Rochester Limited Term New York Municipal Fund | Invesco Rochester Limited Term New York Municipal Fund | Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	261
Expense Example, with Redemption, 3 Years	499
Expense Example, with Redemption, 5 Years	860
Expense Example, with Redemption, 10 Years	1,677
Invesco Rochester Limited Term New York Municipal Fund | Invesco Rochester Limited Term New York Municipal Fund | Class Y
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	59
Expense Example, with Redemption, 3 Years	186
Expense Example, with Redemption, 5 Years	324
Expense Example, with Redemption, 10 Years	726
Invesco Rochester Limited Term New York Municipal Fund | Invesco Rochester Limited Term New York Municipal Fund | Class R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	53
Expense Example, with Redemption, 3 Years	167
Expense Example, with Redemption, 5 Years	291
Expense Example, with Redemption, 10 Years	653
Invesco Rochester Municipal Opportunities Fund | Invesco Rochester Municipal Opportunities Fund | Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	539
Expense Example, with Redemption, 3 Years	781
Expense Example, with Redemption, 5 Years	1,041
Expense Example, with Redemption, 10 Years	1,785
Invesco Rochester Municipal Opportunities Fund | Invesco Rochester Municipal Opportunities Fund | Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	285
Expense Example, with Redemption, 3 Years	573
Expense Example, with Redemption, 5 Years	985
Expense Example, with Redemption, 10 Years	1,967
Invesco Rochester Municipal Opportunities Fund | Invesco Rochester Municipal Opportunities Fund | Class Y
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	94
Expense Example, with Redemption, 3 Years	293
Expense Example, with Redemption, 5 Years	509
Expense Example, with Redemption, 10 Years	1,131
Invesco Rochester Municipal Opportunities Fund | Invesco Rochester Municipal Opportunities Fund | Class R5
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	96
Expense Example, with Redemption, 3 Years	300
Expense Example, with Redemption, 5 Years	520
Expense Example, with Redemption, 10 Years	1,155
Invesco Rochester Municipal Opportunities Fund | Invesco Rochester Municipal Opportunities Fund | Class R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	88
Expense Example, with Redemption, 3 Years	274
Expense Example, with Redemption, 5 Years	477
Expense Example, with Redemption, 10 Years	1,061
Invesco Rochester New York Municipals Fund | Invesco Rochester New York Municipals Fund | Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	542
Expense Example, with Redemption, 3 Years	790
Expense Example, with Redemption, 5 Years	1,057
Expense Example, with Redemption, 10 Years	1,818
Invesco Rochester New York Municipals Fund | Invesco Rochester New York Municipals Fund | Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	299
Expense Example, with Redemption, 3 Years	615
Expense Example, with Redemption, 5 Years	1,057
Expense Example, with Redemption, 10 Years	2,088
Invesco Rochester New York Municipals Fund | Invesco Rochester New York Municipals Fund | Class Y
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	98
Expense Example, with Redemption, 3 Years	306
Expense Example, with Redemption, 5 Years	531
Expense Example, with Redemption, 10 Years	1,178
Invesco Rochester New York Municipals Fund | Invesco Rochester New York Municipals Fund | Class R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	92
Expense Example, with Redemption, 3 Years	287
Expense Example, with Redemption, 5 Years	498
Expense Example, with Redemption, 10 Years	$ 1,108